Related party transactions (Tables)	12 Months Ended
Apr. 03, 2022
Related party transactions [abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Short term employee benefits	12.5	13.2	9.1
Long term employee benefits	0.1	0.1	0.1
Share-based compensation	11.5	8.6	5.9
Compensation expense	24.1	21.9	15.1